CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Cash, cash equivalents and short-term investments consist of the following:

	December 31, 2011	December 31, 2010
Cash at bank and in hand	$10,579,061	$21,296,169
Cash equivalent investments	3,933,137	-
Short-term investments	4,916,421	-
	$19,428,619	$21,296,169